Subsequent Events (Details Narrative) - USD ($)			2 Months Ended
	Dec. 31, 2022	Jul. 02, 2022	Sep. 06, 2022	Sep. 01, 2022
Rennova Health, Inc. [Member] | Forecast [Member]
Subsequent Event [Line Items]
Repayment of loan	$ 883,757
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Repayment of loan			$ 6,000
Subsequent Event [Member] | Rennova Health, Inc. [Member]
Subsequent Event [Line Items]
Loan amount		$ 803,416
Debt discount percentage		10.00%
Subsequent Event [Member] | Alcimede Limited [Member]
Subsequent Event [Line Items]
Loan amount				$ 32,500
Amount repaid percentage				10.00%